Preferred Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Preferred Stock [Abstract]
Preferred Stock
11.	Preferred Stock

See below for a description of each of the Company’s outstanding classes of preferred stock, including historical and current information.

Series A

On January 5, 2023, Dominion Capital converted the remaining 300,000 shares of the Company’s Series A preferred stock into shares of the Company’s common stock.

Series B

On April 16, 2018, High Wire designated 4 shares of Series B preferred stock with a stated value of $875,000 per share. The Series B preferred stock is neither redeemable nor convertible into common stock. The principal terms of the Series B preferred stock shares are as follows:

Issue Price — The stated price for the Series B preferred stock shares shall be $875,000 per share.

Redemption — The Series B preferred stock shares are not redeemable.

Dividends — The holders of the Series B preferred stock shares shall not be entitled to receive any dividends.

Preference of Liquidation — The Corporation’s Series A preferred stock (the “Senior Preferred Stock) shall have a liquidation preference senior to the Series B preferred stock. Upon any fundamental transaction, liquidation, dissolution or winding up of the Company, whether voluntary or involuntary, the holders of the shares of the Series B preferred stock shares shall be entitled, after any distribution or payment is made upon any shares of capital stock of the Company having a liquidation preference senior to the Series B preferred stock shares, including the Senior Preferred Stock, but before any distribution or payment is made upon any shares of common stock or other capital stock of the Company having a liquidation preference junior to the Series B preferred stock shares, to be paid in cash the sum of $875,000 per share. If upon such liquidation, dissolution or winding up, the assets to be distributed among the Series B preferred stock holders and all other shares of capital stock of the Company having the same liquidation preference as the Series B preferred stock shall be insufficient to permit payment to said holders of such amounts, then all of the assets of the Company then remaining shall be distributed ratably among the Series B preferred stock holders and such other capital stock of the Company having the same liquidation preference as the Series B preferred stock, if any. Upon any liquidation, dissolution or winding up of the Company, whether voluntary or involuntary, after provision is made for Series B preferred stock holders and all other shares of capital stock of the Company having the same liquidation preference as the Series B preferred stock, if any, then-outstanding as provided above, the holders of common stock and other capital stock of the Company having a liquidation preference junior to the Series B preferred stock shall be entitled to receive ratably all remaining assets of the Company to be distributed.

Voting — The holders of shares of Series B preferred stock shall be voted together with the shares of common stock such that the aggregate voting power of the Series B preferred stock is equal to 51% of the total voting power of the Company.

Conversion — There are no conversion rights.

In accordance with ASC 480 Distinguishing Liabilities from Equity, the Company has classified the Series B preferred stock shares as temporary equity or “mezzanine.”

Series D

On June 14, 2021, High Wire designated 6.36 shares of Series D preferred stock with a stated value of $2,500,000 per share. The Series D preferred stock is not redeemable.

On December 13, 2021, the Company made the first amendment to the Certificate of Designation of its Series D preferred stock which changed the conversion right. As a result of this amendment, the Company recorded a deemed dividend of $5,852,000 for the year ended December 31, 2021 in accordance with ASC 260-10-599-2.

Subsequent to the first amendment, the principal terms of the Series D preferred stock shares are as follows:

Issue Price — The stated price for the Series D preferred stock shares shall be $2,500,000 per share.

Redemption — The Series D preferred stock shares are not redeemable.

Dividends — The holders of the Series D preferred stock shares shall not be entitled to receive any dividends.

Preference of Liquidation — Upon any liquidation, dissolution or winding-up of the Corporation, whether voluntary or involuntary (a “Liquidation”), the Holders shall (i) first be entitled to receive out of the assets, whether capital or surplus, of the Corporation an amount equal to $2,500,000 for each share of Series D before any distribution or payment shall be made to the holders of any other securities of the Corporation and (ii) then be entitled to receive out of the assets, whether capital or surplus, of the Corporation the same amount that a holder of Common Stock would receive if the Series D were fully converted (disregarding for such purposes any conversion limitations hereunder) to Common Stock which amounts shall be paid pari passu with all holders of Common Stock. The Corporation shall mail written notice of any such Liquidation, not less than 45 days prior to the payment date stated therein, to each Holder.

Voting — Except as otherwise provided in the agreement or as required by law, the Series D shall be voted together with the shares of common stock, par value $0.00001 per share of the Corporation (“Common Stock”), and any other series of preferred stock then outstanding that have voting rights, and except as provided in Section 7, not as a separate class, at any annual or special meeting of stockholders of the Corporation, with respect to any question or matter upon which the holders of Common Stock have the right to vote, such that the voting power of each share of Series D is equal to the voting power of the shares of Common Stock that each such share of Series D would be convertible into pursuant to Section 6 if the Series D Conversion Date was the date of the vote. The Series D shall be entitled to notice of any stockholders’ meeting in accordance with the Bylaws of the Corporation and may act by written consent in the same manner as the holders of Common Stock of the Corporation.

Conversion — Beginning ninety (90) days from the date of issuance, all or a portion of the Series D may be converted into Common Stock at the greater of the Fixed Price and the Average Price (as defined below). On the business day immediately preceding the listing of the Common Stock on a national securities exchange (the “Automatic Series D Conversion Date”), without any further action, all shares of Series D shall automatically convert into shares of Common Stock at the Fixed Price, which is defined as the closing price of the Common Stock on the trading day immediately preceding the date of issuance of the Series D ( subject to adjustment for any reverse or forward split of the Common Stock). The Series D shares were issued on June 16, 2021, and the closing price of the Company’s common stock was $56.25 on June 15, 2021. The Average Price is defined as the average closing price of the Company’s common stock for the 10 trading days immediately preceding, but not including, the conversion date.

Vote to Change the Terms of or Issuance of Series D — The affirmative vote at a meeting duly called for such purpose, or written consent without a meeting, of the holders of not less than fifty-one (51%) of the then outstanding shares of Series D shall be required for any change to the Certificate of Designation, Preferences, Rights and Other Rights of the Series D.

As of March 31, 2025, the carrying value of the Series D Preferred Stock was $7,745,643. This amount is recorded within equity on the unaudited condensed consolidated balance sheet.

Series E

On December 20, 2021, the Company designated 2.6 shares of Series E preferred stock with a stated value of $10,000 per share. The Series E preferred stock is not redeemable.

The principal terms of the Series E preferred stock shares are as follows:

Issue Price — The stated price for the Series E preferred stock shares shall be $875,000 per share.

Redemption — The Series E preferred stock shares are not redeemable.

Dividends — The holders of the Series E preferred stock shares shall not be entitled to receive any dividends.

Preference of Liquidation — Upon any liquidation, dissolution or winding-up of the Corporation, whether voluntary or involuntary (a “Liquidation”), the Holders shall (i) first be entitled to receive out of the assets, whether capital or surplus, of the Corporation an amount equal to $875,000 for each share of Series E before any distribution or payment shall be made to the holders of any other securities of the Corporation and (ii) then be entitled to receive out of the assets, whether capital or surplus, of the Corporation the same amount that a holder of Common Stock would receive if the Series E were fully converted (disregarding for such purposes any conversion limitations hereunder) to Common Stock which amounts shall be paid pari passu with all holders of Common Stock. The Corporation shall mail written notice of any such Liquidation, not less than 45 days prior to the payment date stated therein, to each Holder.

Voting — Except as otherwise provided herein or as required by law, the Series E shall be voted together with the shares of common stock, par value $0.00001 per share of the Corporation (“Common Stock”), and any other series of preferred stock then outstanding that have voting rights, and except as provided in Section 7, below, not as a separate class, at any annual or special meeting of stockholders of the Corporation, with respect to any question or matter upon which the holders of Common Stock have the right to vote, such that the voting power of each share of Series E is equal to the voting power of the shares of Common Stock that each such share of Series E would be convertible into pursuant to Section 6 if the Series E Conversion Date was the date of the vote. The Series E shall be entitled to notice of any stockholders’ meeting in accordance with the Bylaws of the Corporation and may act by written consent in the same manner as the holders of Common Stock of the Corporation.

Conversion — Beginning ninety (90) days from the date of issuance, all or a portion of the Series E may be converted into Common Stock at the Fixed Price (as defined below). On the business day immediately preceding the listing of the Common Stock on a national securities exchange (the “Automatic Series E Conversion Date”), without any further action, all shares of Series E shall automatically convert into shares of Common Stock at the Fixed Price. “Fixed Price” shall be defined as the closing price of the Common Stock on the trading day immediately preceding the date of issuance of the Series E (subject to adjustment for any reverse or forward split of the Common Stock or similar occurrence). The Series E shares were issued on December 30, 2021, and the closing price of the Company’s common stock was $0.23075 on December 29, 2021.

Vote to Change the Terms of or Issuance of Series E — The affirmative vote at a meeting duly called for such purpose, or written consent without a meeting, of the holders of not less than fifty-one (51%) of the then outstanding shares of Series E shall be required for any change to the Certificate of Designation, Preferences, Rights and Other Rights of the Series E.

As of March 31, 2025, the carrying value of the Series E Preferred Stock was $4,869,434. This amount is recorded within equity on the unaudited condensed consolidated balance sheet.

Series F

On January 13, 2025, the Company designated 120 shares of Series F preferred stock with a stated value of $10,000 per share.

The principal terms of the Series F preferred stock shares are as follows:

Voting, Dividend and Other Rights — Except as otherwise provided in the Certificate of Designation, Preferences, Rights and Other Rights of the Series F (the “Series F COD”) or as required by law, the Series F shall be voted together with the shares of common stock, and any other series of preferred stock then outstanding that have voting rights, and except as provided in Section 3 of the Series F COD, not as a separate class, at any annual or special meeting of stockholders of the Company, with respect to any question or matter upon which the holders of common stock have the right to vote, such that the voting power of each share of Series F is equal to the voting power of the shares of common stock that each such share of Series F would be convertible as of the record date for determining stockholders entitled to vote on such matter. The Series F shall be entitled to notice of any stockholders’ meeting in accordance with the Bylaws of the Company and may act by written consent in the same manner as the holders of Common Stock of the Corporation. The holders of the Series F shall not be entitled to receive any dividends. The Series F are not redeemable.

Preference of Liquidation — Upon any liquidation, dissolution or winding-up of the Corporation, whether voluntary or involuntary (a “Liquidation”), subject to the rights of any series of preferred stock that may from time to time come into existence, the holders of Series F shall be entitled to receive out of the assets, whether capital or surplus, of the Company the same amount that holders of common stock would receive if the Series F were fully converted (disregarding for such purposes any conversion limitations hereunder) to common stock at the conversion price then applicable for each share of outstanding share of Series F, which amount shall be paid to the holders of Series F pari passu with the amount paid to the holders of common stock.

Redemption — The Series F Preferred Stock is not redeemable at the option of any holder thereof.

Conversion — Following the date of issuance, all or a portion of the Series F may be converted into common stock determined by dividing the stated value of such share of Series F by the Conversion Price. The Conversion Price, and the rate at which shares of Series F may be converted into shares of common stock, shall be subject to adjustment as provided in the Series F COD. As of the issuance date of the Series F shares and March 31, 2025, the Series F Preferred Shares were convertible into was 90,453 shares of common stock.

In connection with the Helena note (see Note 8), the Company issued Helena 90 Series F Preferred Shares which are convertible into 90,453 of the Company’s common stock. The relative fair value of the Series F Preferred Stock recorded was $331,439, which is recorded within equity on the unaudited condensed consolidated balance sheet.

12. Preferred Stock

See below for a description of each of the Company’s outstanding classes of preferred stock, including historical and current information.

Series A

On January 5, 2023, Dominion Capital converted the remaining 300,000 shares of the Company’s Series A preferred stock into shares of the Company’s common stock.

Series B

On April 16, 2018, High Wire designated 4 shares of Series B preferred stock with a stated value of $875,000 per share. The Series B preferred stock is neither redeemable nor convertible into common stock. The principal terms of the Series B preferred stock shares are as follows:

Issue Price — The stated price for the Series B preferred stock shares shall be $875,000 per share.

Redemption — The Series B preferred stock shares are not redeemable.

Dividends — The holders of the Series B preferred stock shares shall not be entitled to receive any dividends.

Preference of Liquidation — The Corporation’s Series A preferred stock (the “Senior Preferred Stock) shall have a liquidation preference senior to the Series B preferred stock. Upon any fundamental transaction, liquidation, dissolution or winding up of the Company, whether voluntary or involuntary, the holders of the shares of the Series B preferred stock shares shall be entitled, after any distribution or payment is made upon any shares of capital stock of the Company having a liquidation preference senior to the Series B preferred stock shares, including the Senior Preferred Stock, but before any distribution or payment is made upon any shares of common stock or other capital stock of the Company having a liquidation preference junior to the Series B preferred stock shares, to be paid in cash the sum of $875,000 per share. If upon such liquidation, dissolution or winding up, the assets to be distributed among the Series B preferred stock holders and all other shares of capital stock of the Company having the same liquidation preference as the Series B preferred stock shall be insufficient to permit payment to said holders of such amounts, then all of the assets of the Company then remaining shall be distributed ratably among the Series B preferred stock holders and such other capital stock of the Company having the same liquidation preference as the Series B preferred stock, if any. Upon any liquidation, dissolution or winding up of the Company, whether voluntary or involuntary, after provision is made for Series B preferred stock holders and all other shares of capital stock of the Company having the same liquidation preference as the Series B preferred stock, if any, then-outstanding as provided above, the holders of common stock and other capital stock of the Company having a liquidation preference junior to the Series B preferred stock shall be entitled to receive ratably all remaining assets of the Company to be distributed.

Voting — The holders of shares of Series B preferred stock shall be voted together with the shares of common stock such that the aggregate voting power of the Series B preferred stock is equal to 51% of the total voting power of the Company.

Conversion — There are no conversion rights.

In accordance with ASC 480 Distinguishing Liabilities from Equity, the Company has classified the Series B preferred stock shares as temporary equity or “mezzanine.”

Series D

On June 14, 2021, High Wire designated 6.36 shares of Series D preferred stock with a stated value of $2,500,000 per share. The Series D preferred stock is not redeemable.

On December 13, 2021, the Company made the first amendment to the Certificate of Designation of its Series D preferred stock which changed the conversion right. As a result of this amendment, the Company recorded a deemed dividend of $5,852,000 for the year ended December 31, 2021 in accordance with ASC 260-10-599-2.

Subsequent to the first amendment, the principal terms of the Series D preferred stock shares are as follows:

Issue Price — The stated price for the Series D preferred stock shares shall be $2,500,000 per share.

Redemption — The Series D preferred stock shares are not redeemable.

Dividends — The holders of the Series D preferred stock shares shall not be entitled to receive any dividends.

Preference of Liquidation — Upon any liquidation, dissolution or winding-up of the Corporation, whether voluntary or involuntary (a “Liquidation”), the Holders shall (i) first be entitled to receive out of the assets, whether capital or surplus, of the Corporation an amount equal to $2,500,000 for each share of Series D before any distribution or payment shall be made to the holders of any other securities of the Corporation and (ii) then be entitled to receive out of the assets, whether capital or surplus, of the Corporation the same amount that a holder of Common Stock would receive if the Series D were fully converted (disregarding for such purposes any conversion limitations hereunder) to Common Stock which amounts shall be paid pari passu with all holders of Common Stock. The Corporation shall mail written notice of any such Liquidation, not less than 45 days prior to the payment date stated therein, to each Holder.

Voting — Except as otherwise provided in the agreement or as required by law, the Series D shall be voted together with the shares of common stock, par value $0.00001 per share of the Corporation (“Common Stock”), and any other series of preferred stock then outstanding that have voting rights, and except as provided in Section 7, not as a separate class, at any annual or special meeting of stockholders of the Corporation, with respect to any question or matter upon which the holders of Common Stock have the right to vote, such that the voting power of each share of Series D is equal to the voting power of the shares of Common Stock that each such share of Series D would be convertible into pursuant to Section 6 if the Series D Conversion Date was the date of the vote. The Series D shall be entitled to notice of any stockholders’ meeting in accordance with the Bylaws of the Corporation and may act by written consent in the same manner as the holders of Common Stock of the Corporation.

Conversion — Beginning ninety (90) days from the date of issuance, all or a portion of the Series D may be converted into Common Stock at the greater of the Fixed Price and the Average Price (as defined below). On the business day immediately preceding the listing of the Common Stock on a national securities exchange (the “Automatic Series D Conversion Date”), without any further action, all shares of Series D shall automatically convert into shares of Common Stock at the Fixed Price, which is defined as the closing price of the Common Stock on the trading day immediately preceding the date of issuance of the Series D ( subject to adjustment for any reverse or forward split of the Common Stock). The Series D shares were issued on June 16, 2021, and the closing price of the Company’s common stock was $57.69 on June 15, 2021. The Average Price is defined as the average closing price of the Company’s common stock for the 10 trading days immediately preceding, but not including, the conversion date.

Vote to Change the Terms of or Issuance of Series D — The affirmative vote at a meeting duly called for such purpose, or written consent without a meeting, of the holders of not less than fifty-one (51%) of the then outstanding shares of Series D shall be required for any change to the Certificate of Designation, Preferences, Rights and Other Rights of the Series D.

As of December 31, 2024, the carrying value of the Series D Preferred Stock was $7,745,643. This amount is recorded within equity on the consolidated balance sheet.

Series E

On December 20, 2021, the Company designated 2.6 shares of Series E preferred stock with a stated value of $10,000 per share. The Series E preferred stock is not redeemable.

The principal terms of the Series E preferred stock shares are as follows:

Issue Price — The stated price for the Series E preferred stock shares shall be $875,000 per share.

Redemption — The Series E preferred stock shares are not redeemable.

Dividends — The holders of the Series E preferred stock shares shall not be entitled to receive any dividends.

Preference of Liquidation — Upon any liquidation, dissolution or winding-up of the Corporation, whether voluntary or involuntary (a “Liquidation”), the Holders shall (i) first be entitled to receive out of the assets, whether capital or surplus, of the Corporation an amount equal to $875,000 for each share of Series E before any distribution or payment shall be made to the holders of any other securities of the Corporation and (ii) then be entitled to receive out of the assets, whether capital or surplus, of the Corporation the same amount that a holder of Common Stock would receive if the Series E were fully converted (disregarding for such purposes any conversion limitations hereunder) to Common Stock which amounts shall be paid pari passu with all holders of Common Stock. The Corporation shall mail written notice of any such Liquidation, not less than 45 days prior to the payment date stated therein, to each Holder.

Voting — Except as otherwise provided herein or as required by law, the Series E shall be voted together with the shares of common stock, par value $0.00001 per share of the Corporation (“Common Stock”), and any other series of preferred stock then outstanding that have voting rights, and except as provided in Section 7, below, not as a separate class, at any annual or special meeting of stockholders of the Corporation, with respect to any question or matter upon which the holders of Common Stock have the right to vote, such that the voting power of each share of Series E is equal to the voting power of the shares of Common Stock that each such share of Series E would be convertible into pursuant to Section 6 if the Series E Conversion Date was the date of the vote. The Series E shall be entitled to notice of any stockholders’ meeting in accordance with the Bylaws of the Corporation and may act by written consent in the same manner as the holders of Common Stock of the Corporation.

Conversion — Beginning ninety (90) days from the date of issuance, all or a portion of the Series E may be converted into Common Stock at the Fixed Price (as defined below). On the business day immediately preceding the listing of the Common Stock on a national securities exchange (the “Automatic Series E Conversion Date”), without any further action, all shares of Series E shall automatically convert into shares of Common Stock at the Fixed Price. “Fixed Price” shall be defined as the closing price of the Common Stock on the trading day immediately preceding the date of issuance of the Series E (subject to adjustment for any reverse or forward split of the Common Stock or similar occurrence). The Series E shares were issued on December 30, 2021, and the closing price of the Company’s common stock was $0.23075 on December 29, 2021.

Vote to Change the Terms of or Issuance of Series E — The affirmative vote at a meeting duly called for such purpose, or written consent without a meeting, of the holders of not less than fifty-one (51%) of the then outstanding shares of Series E shall be required for any change to the Certificate of Designation, Preferences, Rights and Other Rights of the Series E.

As of December 31, 2024, the carrying value of the Series E Preferred Stock was $4,869,434. This amount is recorded within equity on the consolidated balance sheet.